Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Income before income taxes from discontinued operations	¥ 1,422,374	¥ 1,343,198	¥ 1,095,086
Adjustments to reconcile income before income taxes from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization, including amortization of contract costs	1,180,655	1,125,588	1,117,292
Other operating (income) expense, net	34,056	(11,222)	(10,134)
Gain on securities, net	(862)	(75,742)	(73,166)
Share of (profit) loss of investments accounted for using the equity method, net of dividends	74,467	18,826	(770)
Changes in assets and liabilities:
(Increase) decrease in trade receivables and contract assets	124,104	227,664	(223,150)
Decrease in inventories	155,382	199,916	75,641
Increase in content assets	(665,894)	(683,388)	(486,183)
Increase (decrease) in trade payables	70,541	105,643	(40,737)
Decrease in taxes payable other than income taxes, net	(32,645)	(14,157)	(22,878)
Increase in other financial assets and other current assets	(14,302)	(16,972)	(21,083)
Increase in other financial liabilities and other current liabilities	79,709	41,563	13,364
Income taxes paid	(234,338)	(308,392)	(231,545)
Other	(226,955)	18,824	(88,092)
Total net cash provided by operating activities from continuing operations	1,966,292	1,971,349	1,103,645
Net cash provided by (used in) operating activities from discontinued operations	(20,675)	350,326	269,568
Net cash provided by operating activities	1,945,617	2,321,675	1,373,213
Cash flows from investing activities:
Payments for property, plant and equipment and other intangible assets	(457,681)	(620,985)	(605,779)
Proceeds from sales of property, plant and equipment and other intangible assets	19,720	15,484	11,571
Payments for investments and advances	(179,650)	(98,536)	(95,506)
Proceeds from sales or return of investments and collections of advances	13,028	46,540	92,679
Payments for purchases of businesses and other	(185,355)	(294,417)	(199,255)
Proceeds from sales of businesses	11,198	0	0
Other	(5,453)	48,718	3,131
Total net cash used in investing activities from continuing operations	(784,193)	(903,196)	(793,159)
Net cash used in investing activities from discontinued operations	(1,186,349)	(26,924)	(25,727)
Net cash used in investing activities	(1,970,542)	(930,120)	(818,886)
Cash flows from financing activities:
Increase (decrease) in short-term borrowings, net	2,950	(28,547)	(18,047)
Proceeds from issuance of long-term debt	28,774	139,298	225,176
Payments of long-term debt	(135,362)	(60,629)	(25,991)
Payments of lease liabilities	(85,946)	(98,949)	(90,849)
Dividends paid	(135,028)	(115,253)	(98,620)
Payments for purchases of treasury stock	(522,089)	(285,548)	(202,974)
Capital contribution from non-controlling interests	18,442	150,804	0
Other	(5,249)	21,521	13,922
Total net cash used in financing activities from continuing operations	(833,508)	(277,303)	(197,383)
Net cash used in financing activities from discontinued operations	(9,253)	(20,940)	(13,326)
Net cash used in financing activities	(842,761)	(298,243)	(210,709)
Effect of exchange rate changes on cash and cash equivalents	95,609	(19,469)	82,595
Net increase (decrease) in cash and cash equivalents	(772,077)	1,073,843	426,213
Cash and cash equivalents at beginning of the fiscal year	2,980,956	1,907,113	1,480,900
Cash and cash equivalents at end of the fiscal year	¥ 2,208,879	¥ 2,980,956	¥ 1,907,113